Common Stock Warrants (Details)					6 Months Ended	12 Months Ended
	Mar. 02, 2021 $ / shares shares	Dec. 16, 2020 D shares	Mar. 10, 2020 $ / shares shares	Mar. 02, 2020 $ / shares shares	Jun. 30, 2021 D $ / shares shares	Dec. 31, 2020 D $ / shares shares
Class of Warrant or Right [Line Items]
Number of shares issued in private placement (in shares)		15,853,052		69,000,000.0
Warrant exercise price (in dollars per share) | $ / shares	$ 11.50		$ 11.50		$ 11.50
Minimum number of days for written notice of redemption | D					30	30
Warrant redemption, sale price of common stock for warrants to be redeemed (in dollars per share) | $ / shares					$ 18.00	$ 18.00
Warrant redemption, number of trading days | D					20	20
Warrant redemption, number of consecutive trading days | D					30	30
Sponsor
Class of Warrant or Right [Line Items]
Warrants forfeited (in shares)		5,016,666		5,016,666
Public Warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					7,623,436	17,249,977
Number of shares issued in private placement (in shares)	17,250,000		17,250,000
Number of shares called by each warrant (in shares)				11.50
Warrant exercise price (in dollars per share) | $ / shares				$ 11.50
Redemption price (in dollars per share) | $ / shares					$ 0.01	$ 0.01
Private Warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)					5,016,666	5,016,666
Number of shares issued in private placement (in shares)	10,033,333		10,033,333	10,033,333
Warrant exercise price (in dollars per share) | $ / shares				$ 11.50
Number of days to become transferable, assignable or saleable | D		30			30
Class A common stock, par value $0.0001 per share
Class of Warrant or Right [Line Items]
Number of shares issued in private placement (in shares)		15,853,052
Number of shares called by each warrant (in shares)	1		1
Class A common stock, par value $0.0001 per share | Public Warrant
Class of Warrant or Right [Line Items]
Number of shares called by each warrant (in shares)				1
Class A common stock, par value $0.0001 per share | Private Warrant
Class of Warrant or Right [Line Items]
Number of shares called by each warrant (in shares)				1